Summary of Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Impairment charges			$ 1,213,000
Fair Value, Measurements, Nonrecurring
Impairment charges	759	[1]	1,222	[1]
Fair Value, Measurements, Nonrecurring | Containers held for sale
Impairment charges	759	[1],[2]	1,222	[1],[2]
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Assets measured at fair value on non-recurring basis	890		173
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2 | Containers held for sale
Assets measured at fair value on non-recurring basis	$ 890	[2]	$ 173	[2]

[1]	Included in depreciation expense in the accompanying consolidated statements of income.
[2]	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.